Quotaholders’ Deficit (Tables)	9 Months Ended
Sep. 30, 2025
Quotaholders’ Deficit [Abstract]
Schedule of Equity Classified Warrants

As of September 30, 2025, all of the Company’s warrants are classified as permanent equity in accordance with ASC 815-40-25.  As of that date, the Company had the following equity-classified warrants related to the Bridge Loan (also see Note 8 — Bridge Loans and Warrants):

			Shares Issuable	Weighted
	Contractual Term	Balance Sheet	Upon Exercise of	Average Exercise
Issuance Date	(in years)	Classification	Warrant	Price
5/20/2025	3	Equity	30,286	$13.25
5/6/2025	3	Equity	150,762	$13.25
5/23/2025	3	Equity	75,304	$13.25
5/22/2025	3	Equity	602,662	$13.25
5/4/2025	3	Equity	150,606	$13.25
5/30/2025	3	Equity	75,156	$13.25
6/6/2025	3	Equity	44,882	$13.25
6/5/2025	3	Equity	29,910	$13.25
6/9/2025	3	Equity	252,032	$13.25
6/6/2025	3	Equity	17,954	$13.25
6/5/2025	3	Equity	75,098	$13.25
8/29/2025	3	Equity	14,444	$13.25
8/29/2025	3	Equity	11,476	$13.25
8/29/2025	3	Equity	11,508	$13.25
9/23/2025	3	Equity	143,680	$13.25
9/27/2025	3	Equity	17,206	$13.25

Schedule of Black-Scholes Option-Pricing Model and the Weighted-Average Assumptions

The fair value of each equity classified warrant is estimated on the date of grant using the Black-Scholes option-pricing model and the weighted-average assumptions noted in the table below for the warrants issued during the nine months ended September 30, 2025:

Warrants:
Expected term (in years)	(3 - 4)
Expected volatility	110% - 108%
Risk-free interest rate	4.02%
Expected dividend yield	0%